Long-Term Debt (Debt Instrument Covenant For Great Western Bank) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Net loss per financial statements	$ (4,065)	$ (6,423)		$ (2,266)	$ 2,440	$ (3,971)	$ (8,250)	$ (1,404)	$ (4,112)	$ (3,711)	$ (10,220)		$ (17,477)	$ (10,602)
Interest expense per financial statements - continuing operations	1,510					1,516	1,560	1,408	1,551	1,749	6,045		6,268	6,505
Total liabilities per financial statements	157,965	157,534					176,549				157,534		176,549
Total assets per financial statements	197,388	201,847					221,172				201,847		221,172
Great Western Bank [Member]
Net loss per financial statements											(10,220)
Net adjustments per loan agreement											29,646
Adjusted NOI per loan agreement (A)											19,426
Interest expense per financial statements - continuing operations											6,045
Interest expense per financial statements - discontinued operations											4,015
Total interest expense per financial statements											10,060
Net adjustments per loan agreement											4,045
Debt service per loan agreement (B)											14,105
Loan-specific debt service coverage ratio											1.24
Net adjustments per loan agreement											13,039
Adjusted NOI per loan agreement (A)											2,819
Net adjustments per loan agreement											(7,778)
Debt service per loan agreement (B)											2,282
Consolidated debt service coverage ratio		1.38									1.38
Loan balance (A)		132,821									132,821
Value (B)		262,891									262,891
Consolidated loan to value ratio		50.50%									50.50%
Loan balance-specific loan		16,533									16,533
Value-specific loan		40,091									40,091
Loan-specific loan to value ratio		41.20%									41.20%
Total liabilities per financial statements		157,534									157,534
Total assets per financial statements		201,847									201,847
Tangible net worth per loan agreement (B)		$ 44,313									$ 44,313
Consolidated leverage ratio		3.56									3.56
Minimum [Member] | Great Western Bank [Member]
Loan-specific debt service coverage ratio											1.20	[1]
Consolidated debt service coverage ratio		1.05	[1]								1.05	[1]
Maximum [Member] | Great Western Bank [Member]
Consolidated loan to value ratio		70.00%									70.00%
Loan-specific loan to value ratio		70.00%									70.00%
Consolidated leverage ratio		4.25									4.25

[1]	Calculations based on prior four quarters